Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Details of Share-Based Payments
(1)
Details of share-based payments granted by the Controlling to executives and employees, including the CEO, by the resolution of the Board of Directors for the years ended December 31, 2022 and 2023, are as follows:

2022
(in share)	16th grant
Grant date	June 9, 2022
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 36,941
Total compensation costs (in Korean won)	￦ 9,442 million
Exercise date	July 17, 2023
Valuation method	Fair value method

2023
(in share)	17th grant
Grant date	June 15, 2023, Oct 17, 2023
Grantee	CEO, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 30,205
Total compensation costs (in Korean won)	￦ 7,262 million
Estimated exercise date (exercise date)	During 2024
Valuation method	Fair value method

Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price
(2)	Changes in the number of stock options and the weighted-average exercise price as at December 31, 2022 and 2023, are as follows:

(In share)	2022
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
15th grant	284,209	—	(155,286)	(128,923)	—	—
16th grant	—	258,509	—	—	258,509	—

Total	284,209	258,509	(155,286)	(128,923)	258,509	—

(In share)	2023
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
16th grant	258,509	—	(105,859)	(131,690)	20,960	—
17th grant	—	307,182	—	—	307,182	—

Total	258,509	307,182	(105,859)	(131,690)	328,142	—

1	The weighted average price of ordinary shares at the time of exercise, during the year ended December 31, 2023 is ￦ 29,550 (2022: ￦ 35,450).